UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21044

UM Investment Trust
(Exact name of registrant as specified in charter)

245 Park Avenue
New York, New York 10167
(Address of principal executive offices) (Zip code)

Stephen M. Benham
245 Park Avenue
New York, New York 10167
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

UM Investment Trust
Schedule of Portfolio Investments as of March 31, 2007
(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Undiscovered Managers Multi-Strategy Fund

Schedule of Portfolio Investments
As of March 31, 2007

Liquidity	Security Description	Value ($)

	Long-Term Investments — 98.1%
	Investment Vehicles — 98.1% (i)
	Event Driven - Distressed — 10.6%
Quarterly	Contrarian Capital Fund I, LP *	10,817,035
Quarterly	DDJ October Fund Onshore Feeder, LP *	9,137,527
Quarterly	Mast Credit Opportunities I, LP *	10,996,490

		30,951,052

	Event Driven - Multi Strategy — 3.4%
Quarterly	Canyon Value Realization Fund (Cayman), Ltd. *	9,898,606

	Long/Short - Europe — 3.2%
Quarterly	Concentric European Fund, Ltd. *	9,280,384

	Long/Short - General — 20.0%
Quarterly	Bonanza Partners, LP *	11,691,900
Quarterly	Defiance Asset Management Fund, LP *	11,192,731
Annually	Lafayette Street Fund, LP *	14,514,650
Quarterly	The J-K Navigator Fund, LP *	10,851,125
Quarterly	The SC Fundamental Value Fund, LP *	10,048,955

		58,299,361

	Long/Short - Global — 6.8%
Quarterly	Enso Global Equities Partnership, LP *	8,268,385
Quarterly	Glenrock Global Partners (QP), LP *	11,478,581

		19,746,966

	Long/Short - International — 2.6%
Monthly	Asian Era Sub Fund *	1,555,309
Quarterly	NE Asia Value Onshore Partners, LP *	5,935,879

		7,491,188

	Long/Short - Japan — 4.1%
Quarterly	Standard Pacific Japan Fund, LP	11,783,932

	Long/Short US - General — 1.5%
Monthly	Sprott Capital, LP *	4,484,836

	Long/Short - Sector — 32.1%
Quarterly	BP Capital Energy Equity Fund, LP **	11,197,122
Quarterly	Connective Capital I (QP), LP *	9,348,810
Quarterly	CRM Windridge Partners, LP *	9,727,854
Quarterly	DAFNA Fund, LLC, Series C *	6,124,897
Monthly	Ecofin Global Utilities Hedge Fund, LP *	8,053,355
Quarterly	Longbow Partners, LP *	9,745,183
Quarterly	MPM BioEquities Fund, LP *	6,719,129
Monthly	Oceanic Hedge Fund *	13,841,336
Quarterly	Vardon Hybrid Fund, LP *	9,597,956
Quarterly	Ventana Partners II, LP *	9,151,734

		93,507,376

	Short — 13.8%
Daily	AdvantHedge Fund, LP *	1,444,637
Quarterly	Arcas Fund II, LP	5,358,956
Quarterly	Contra Strategic Short Fund, LP *	5,567,783
Quarterly	Dialectic Antithesis Partners, LP *	6,878,547
Quarterly	Kingsford Capital Partners, LP *	6,572,819
Quarterly	SC Opportunity Fund, LP **	6,680,842
Quarterly	Senium Fund, LP *	2,798,280
Quarterly	Standard Pacific Credit Opportunities Fund, LP *	4,945,560

		40,247,424

	Total Investments — 98.1% (Cost $226,954,108)	285,691,125
	Other Assets in Excess of Liabilities — 1.9%	5,414,850

	NET ASSETS — 100.0%	$291,105,975

Percentages indicated are based on net assets.

Undiscovered Managers Multi-Strategy Fund

Schedule of Portfolio Investments (continued)
As of March 31, 2007

ABBREVIATIONS:

(i)	Securities have been deemed illiquid and restricted pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

*	All or a portion of this investment is subject to a lockup provision ranging from daily to 1 year.

**	A portion of this investment is subject to a lockup provision of 2 years.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,660,359
Aggregate gross unrealized depreciation	(3,923,342)

Net unrealized appreciation/depreciation	$58,737,017

Federal income tax cost of investments	$226,954,108

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

Prior to the evaluation of disclosure controls and procedures referred to in the preceding paragraph, it came to the Registrant’s attention that the shareholder reports for the period ended December 31, 2006 were not properly disseminated. The Registrant reviewed the dissemination process and redesigned it so that the reports were disseminated and will be properly disseminated, going forward.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 29, 2007

By:	/s/

Stephanie J. Dorsey
Treasurer and Principal Financial Officer
May 29, 2007